STOCKHOLDERS DEFICIT (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
STOCKHOLDERS DEFICIT
Warrant activity
	Number of	Weighted Average
	Warrants	Exercise Price
Common Stock Warrants
Balance at June 30, 2021	12,165,260	$0.011
Granted	3,753,418	$0.0105
Exercised	(6,565,229)	0.0074
Forfeited	(2,538,667)	0.0074
Balance at December 31, 2021	6,814,782	$0.0113

Warrants exercisable at end of period	6,814,782	$0.0113

Weighted average fair value of warrants granted due to repricing during the period		N/A
	Warrants Outstanding			Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2021	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2021	Weighted Average Exercise Price
$0.0055	1,636,364	1.03 Years	$0.0055	1,636,364	$0.0055
$0.0077	851,299	1.53 Years	$0.0077	851,299	$0.0077
$0.0091	1,807,229	2.75 Years	$0.0091	1,807,229	$0.0091
$0.0151	1,094,890	2.75 Years	$0.0151	1,094,890	$0.0151
$0.0200	1,425,000	1.11 Years	$0.0200	1,425,000	$0.0200
	6,814,782	1.84 Years	$0.113	6,814,782	$0.0113

	Number of	Weighted Average
	Warrants	Exercise Price
Common Stock Warrants
Balance at beginning of year	500,000	$0.15
Granted	46,838,209	$0.011
Granted due to repricing	347,761,534	0.0002
Exercised	(375,934,483)	0.0002
Forfeited	(7,000,000)	0.0002
Balance at end of period	12,165,260	$0.011

Warrants exercisable at end of period	12,165,260	$0.011

Weighted average fair value of warrants granted due to repricing during the period		$72,992